Schedule Of Restricted Stock Unit and Restricted Stock Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of year		3,366	51	1,719
Granted, Stock	600	1,986	3,655	1,395
Modified, Stock				(449)
Converted to fixed cash equivalent				(1,496)
Vested, Stock		(552)	(141)	(1,069)
Surrendered, Stock		(569)	(199)	(49)
Non-vested at end of year, Stock		4,231	3,366	51
Weighted- Average Grant Price at beginning of year		$ 19.98	$ 22.85	$ 4.90
Granted, Weighted- Average Grant Price		$ 22.20	$ 19.89	$ 22.20
Modified, Weighted- Average Grant Price				$ 21.63
Converted to fixed cash equivalent, Weighted- Average Grant Price
Vested, Weighted- Average Grant Price		$ 21.21	$ 18.13	$ 22.41
Surrendered, Weighted- Average Grant Price		$ 22.19	$ 19.90	$ 10.55
Non-vested at end of year, Weighted- Average Grant Price		$ 22.22	$ 19.98	$ 22.85
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of year		985	671	811
Assumed in Merger, Stock				20
Granted, Stock	500	545	536	212
Modified, Stock				449
Converted to fixed cash equivalent				(164)
Vested, Stock		(643)	(195)	(651)
Surrendered, Stock		(115)	(27)	(6)
Non-vested at end of year, Stock		772	985	671
Weighted- Average Grant Price at beginning of year		$ 23.33	$ 17.20	$ 27.82
Assumed in Merger, Weighted- Average Grant Price				$ 23.66
Granted, Weighted- Average Grant Price		$ 24.01	$ 23.87	$ 24.55
Modified, Weighted- Average Grant Price				$ 21.63
Converted to fixed cash equivalent, Weighted- Average Grant Price
Vested, Weighted- Average Grant Price		$ 23.05	$ 22.26	$ 31.47
Surrendered, Weighted- Average Grant Price		$ 24.01	$ 23.95	$ 11.03
Non-vested at end of year, Weighted- Average Grant Price		$ 23.94	$ 23.33	$ 17.20